SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                  _________

                                  FORM 10-D

  Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d)
                                   of the
                         Securities Exchange Act of 1934

                           ________________________

For the distribution period from March 2, 2006 to April 1, 2006

Commission File Number of issuing entity: N/A


                    Harbor View mortgage Loan Trust 2006-CB1

                    ________________________________________

           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127352-26


                       Greenwich Capital Acceptance, Inc.

                    ________________________________________

             (Exact name of depositor as specified in its charter)


                   GREENWICH CAPITAL FINANCIAL PRODUCTS, INC.

                    ________________________________________

              (Exact name of sponsor as specified in its charter)


                  Delaware                                        13-3172275
_____________________________________________               ____________________
(State or other jurisdiction of incorporation               (I.R.S. Employer
   or organization of the issuing entity)                     Identification
                                                                  No.)

4500 Park Granada, 101 Barclay Street, 8W, NY                       10286
_____________________________________________               ____________________
(Address of principal executive offices of                        (Zip Code)
           the issuing entity)


                                 (818)-304-4428

________________________________________________________________________________
                    (Telephone number, including area code)







Title of Class  Registered/reporting pursuant to (check one)  Name of exchange

    	 Section 12(b)   Section 12(g)   Section 15(d)       (If Section 12(b))

2A2	[            ]	[            ]	[      X      ]
2X 	[            ]	[            ]	[      X      ]
2PO	[            ]	[            ]	[      X      ]
2PO	[            ]	[            ]	[      X      ]
2PO	[            ]	[            ]	[      X      ]
2B1	[            ]	[            ]	[      X      ]
2B2	[            ]	[            ]	[      X      ]
2B3	[            ]	[            ]	[      X      ]
2B4	[            ]	[            ]	[      X      ]
2B5	[            ]	[            ]	[      X      ]
2B6	[            ]	[            ]	[      X      ]
2AR	[            ]	[            ]	[      X      ]


Indicate by check mark if the registrant has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days

Yes   X		No
    ______       ______


Part I - Distribution Information

Item	1. Distribution and Pool Performance Information.

The description of the distribution and pool performance for the distribution period from March 2, 2006 to April 1, 2006 is provided below and in monthly statement attached as Exhibit 99.1 to this Form 10-D.



Distributions were made by the Trustee (on behalf of the issuing entity) to

Certificateholders pursuant to the Pooling and Servicing Agreement dated

February 1, 2006, filed with the Commission. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to

Certificateholders attached here to as Exhibit 99.1) are used as defined in the

Pooling and Servicing Agreement.



See the Pooling and Servicing Agreement, and the Prospectus Supplement dated

February 27, 2006, filed with the Commission on February 28, 2006, pursuant to

Rule 424(b)(5) of the Securities Act for a description of transaction parties,

calculation formulas, allocations and purposes of the distribution and pool performance information in the Monthly Statement.



Part II - Other Information

Item 2. Legal Proceeding.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Default Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Securityholders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.

The consolidated balance sheets as of December 31, 2005 and 2004, and the related consolidated statements of operations and comprehensive income, changes in shareholders' equity, and cash flows for each of the three years in the period ended December 31, 2005, all of XL Capital Assurance Inc. and its subsidiary, are incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd.'s Annual Report on Form 10-K for the year ended December 31, 2005, as filed with the Commission on March 7, 2006.

The balance sheets as of December 31, 2005 and 2004, and the related statements of operations and comprehensive income, changes in shareholders' equity, and cash flows for each of the three years in the period ended December 31, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from Exhibit 99.2 in XL Capital Ltd.'s Annual Report on Form 10-K for the year ended December 31, 2005, as filed with the Commission on March 7, 2006.

Item 8. Other Information.
None.

Item 9. Exhibits.

23.1 	Consent of PricewaterhouseCoopers LLP, Independent Registered
Public Accounting Firm of XL Capital Assurance Inc.

23.2	Consent of PricewaterhouseCoopers, Independent Registered Public
Accounting Firm of XL Financial Assurance Ltd.

99.1    Monthly Statement furnished to Certificateholders

99.2	Copy of consolidated balance sheets as of December 31, 2005 and 2004, and the related consolidated statements of operations and comprehensive income, changes in shareholders' equity, and cash flows for each of the three years in the period ended December 31, 2005, all of XL Capital Assurance Inc. and its subsidiary (incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd.'s Annual Report on Form 10-K for the year ended December 31, 2005, as filed with the Commission on March 7, 2006).

99.3	Copy of balance sheets as of December 31, 2005 and 2004, and the related statements of operations and comprehensive income, changes in shareholders' equity, and cash flows for each of the three years in the period ended December 31, 2005, all of XL Financial Assurance Ltd. (incorporated herein by reference from Exhibit 99.2 in XL Capital Ltd.'s Annual Report on Form 10-K for the year ended December 31, 2005, as filed with the Commission on March 7, 2006).


Exhibit No.  Description
__________   ___________

23.1 	Consent of PricewaterhouseCoopers LLP, Independent Registered Public
Accounting Firm of XL Capital Assurance Inc.

23.2	Consent of PricewaterhouseCoopers, Independent Registered Public
Accounting Firm of XL Financial Assurance Ltd.

99.1    Monthly Statement furnished to Certificateholders

99.2	Copy of consolidated balance sheets as of December 31, 2005 and 2004, and the related consolidated statements of operations and comprehensive income, changes in shareholders' equity, and cash flows for each of the three years in the period ended December 31, 2005, all of XL Capital Assurance Inc. and its subsidiary (incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd.'s Annual Report on Form 10-K for the year ended December 31, 2005, as filed with the Commission on March 7, 2006).

99.3	Copy of balance sheets as of December 31, 2005 and 2004, and the related statements of operations and comprehensive income, changes in shareholders' equity, and cash flows for each of the three years in the period ended December 31, 2005, all of XL Financial Assurance Ltd. (incorporated herein by reference from Exhibit 99.2 in XL Capital Ltd.'s Annual Report on Form 10-K for the year ended December 31, 2005, as filed with the Commission on March 7, 2006).



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Master Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned thereunto duly authorized.

                                Thomas J. Conway



                          By:


                          By:
                                ______________________
                          Name:
                          Title:  Senior Vice President



Dated: April 25, 2006


                                 EXHIBIT INDEX



Exhibit
23.1 	Consent of PricewaterhouseCoopers LLP, Independent Registered Public
Accounting Firm of XL Capital Assurance Inc.

23.2	Consent of PricewaterhouseCoopers, Independent Registered Public
Accounting Firm of XL Financial Assurance Ltd.

99.1 Monthly Statement to Certificateholders

99.2	Copy of consolidated balance sheets as of December 31, 2005 and 2004, and the related consolidated statements of operations and comprehensive income, changes in shareholders' equity, and cash flows for each of the three years in the period ended December 31, 2005, all of XL Capital Assurance Inc. and its subsidiary (incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd.'s Annual Report on Form 10-K for the year ended December 31, 2005, as filed with the Commission on March 7, 2006).

99.3	Copy of balance sheets as of December 31, 2005 and 2004, and the related statements of operations and comprehensive income, changes in shareholders' equity, and cash flows for each of the three years in the period ended December 31, 2005, all of XL Financial Assurance Ltd. (incorporated herein by reference from Exhibit 99.2 in XL Capital Ltd.'s Annual Report on Form 10-K for the year ended December 31, 2005, as filed with the Commission on March 7, 2006).